Security Deposits (Details) - USD ($)	1 Months Ended
	Nov. 30, 2015	Dec. 31, 2015	Feb. 28, 2015	Dec. 31, 2014	Oct. 31, 2014
Security Deposits (Textual)
New capital lease obligations for equipment					$ 135,000
Long term security deposits		$ 279,410		$ 135,000
Security deposits	$ 3,751		$ 200,659
Office [Member]
Security Deposits (Textual)
Long term security deposits		200,659
Data center [Member]
Security Deposits (Textual)
Long term security deposits		3,751
HP [Member]
Security Deposits (Textual)
Long term security deposits		$ 75,000		$ 135,000
Refund of security deposit	$ 60,000